Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations Table
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2012 and 2011:

(in thousands)	Estimated useful life (in years)	2012	2011
Land	—	$15,907	$15,686
Buildings and improvements	2-40	283,173	275,529
Machinery and equipment	3-20	206,871	176,662
Computer software	1-10	86,280	65,344
Furniture and office equipment	1-13	80,343	76,809
Construction in progress	—	79,402	51,827
		751,976	661,857
Less: Accumulated depreciation and amortization		(333,044)	(290,065)
Property, plant and equipment, net		$418,932	$371,792